CAPITAL SECURITIES - Capital Securities Outstanding (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Total capital securities	$ 1,326	$ 1,406	$ 2,829
Current	744	785
Non-current	$ 582	621
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 594	587
Operating Partnership | New LP Preferred Units
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	19,000,749
Total capital securities	$ 466	466
Operating Partnership | 6.25% Class A Cumulative Redeemable Units, Series 1
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.25%
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	516,766
Cumulative dividend rate	5.25%
Total capital securities	$ 13	13
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	250,517
Cumulative dividend rate	5.75%
Total capital securities	$ 4	5
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	322,130
Cumulative dividend rate	5.00%
Total capital securities	$ 6	6
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	265,961
Cumulative dividend rate	5.20%
Total capital securities	$ 5	5
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	4,611,000
Cumulative dividend rate	5.00%
Total capital securities	$ 119	170
BSREP II Brazil Office Preferred Shares | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding (in shares)	4,254,496
Cumulative dividend rate	8.75%
Total capital securities	$ 119	73
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 0	$ 81